Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Apr. 30, 2025	Apr. 30, 2015	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
Columbia Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Accumulated Value		$ 9,529	$ 9,791	$ 9,922	$ 9,890	$ 10,382	$ 11,114	$ 11,776	$ 10,596	$ 10,371	$ 10,317	$ 11,303
Columbia Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Accumulated Value		10,000	10,300	10,464	10,456	11,003	11,808	12,540	11,311	11,103	11,071	12,155
Columbia Bond Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Accumulated Value		10,000	10,311	10,474	10,488	11,038	11,871	12,612	11,384	11,181	11,155	12,259
Columbia Bond Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Accumulated Value		10,000	10,328	10,497	10,517	11,085	11,913	12,665	11,437	11,237	11,219	12,333
Columbia Bond Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Accumulated Value		10,000	10,300	10,464	10,456	11,003	11,808	12,540	11,311	11,103	11,071	12,154
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000	$ 10,272	$ 10,357	$ 10,324	$ 10,870	$ 12,049	$ 12,017	$ 10,994	$ 10,947	$ 10,786	$ 11,651